Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated entities [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	¥ 6,234,378	¥ 5,287,272	¥ 4,585,822
Future production costs	(2,087,979)	(1,909,890)	(1,896,044)
Future development costs	(556,893)	(571,125)	(553,558)
Future income tax expense	(809,594)	(594,085)	(447,997)
Future net cash flows	2,779,912	2,212,172	1,688,223
Discount at 10% for estimated timing of cash flows	(1,397,846)	(1,187,646)	(931,412)
Standardized measure of discounted future net cash flows	1,382,066	1,024,526	756,811	¥ 1,061,375
Equity method investments [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows	¥ 24,805	¥ 17,345	¥ 13,550